Note 5 - Loans, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ (127)	$ 385
Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	2,513
Recoveries	0	0
Balance at end of period	2,386	2,289
Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,945
Net remeasurement of loss allowance	33	54
Recoveries	0	0
Balance at end of period	1,910	2,212
Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	568
Net remeasurement of loss allowance	(68)	(16)
Recoveries	0	0
Balance at end of period	476	77
Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0
Net remeasurement of loss allowance	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Point of sale loans and leases [member]
Statement Line Items [Line Items]
Balance at beginning of period	100	545
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(35)	38
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(35)	38
Write-offs	0	0
Recoveries	0	0
Balance at end of period	65	583
Loans [member] | Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	100	545
Transfer in (out) to Stage 1	56	38
Transfer in (out) to Stage 2	(124)	(54)
Transfer in (out) to Stage 3	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(35)	38
Write-offs	0	0
Recoveries	0	0
Balance at end of period	65	583
Loans [member] | Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	(56)	(38)
Transfer in (out) to Stage 2	124	54
Transfer in (out) to Stage 3	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Balance at beginning of period	2,222	1,287
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(76)	232
Loan originations	66	86
Derecognitions and maturities	(106)	(14)
Provision for (recovery of) credit losses	(116)	304
Write-offs	0	0
Recoveries	0	0
Balance at end of period	2,106	1,591
Loans [member] | Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,699	1,150
Transfer in (out) to Stage 1	122	62
Transfer in (out) to Stage 2	(109)	(30)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(33)	263
Loan originations	66	86
Derecognitions and maturities	(89)	(14)
Provision for (recovery of) credit losses	(43)	367
Write-offs	0	0
Recoveries	0	0
Balance at end of period	1,656	1,517
Loans [member] | Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	523	137
Transfer in (out) to Stage 1	(122)	(62)
Transfer in (out) to Stage 2	109	30
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(43)	(31)
Loan originations	0	0
Derecognitions and maturities	(17)	0
Provision for (recovery of) credit losses	(73)	(63)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	450	74
Loans [member] | Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Commercial real estate loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	42	54
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	2	3
Loan originations	11	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	13	3
Write-offs	0	0
Recoveries	0	0
Balance at end of period	55	57
Loans [member] | Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	42	54
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	2	3
Loan originations	11	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	13	3
Write-offs	0	0
Recoveries	0	0
Balance at end of period	55	57
Loans [member] | Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Public sector and other financing [member]
Statement Line Items [Line Items]
Balance at beginning of period	149	18
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	11	13
Loan originations	0	27
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	11	40
Write-offs	0	0
Balance at end of period	160	58
Loans [member] | Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	104	17
Transfer in (out) to Stage 1	18	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	12	11
Loan originations	0	27
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	30	38
Write-offs	0	0
Balance at end of period	134	55
Loans [member] | Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	45	1
Transfer in (out) to Stage 1	(18)	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(1)	2
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(19)	2
Write-offs	0	0
Balance at end of period	26	3
Loans [member] | Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Balance at end of period	$ 0	$ 0